Revision of Prior Year Financial Statements - Schedule of Consolidated Financial Statements Previously (Details) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2019	Jun. 30, 2019	Jan. 02, 2019	Dec. 31, 2017
Operating lease right of use asset, net	$ 918,903		$ 286,161		$ 315,187	$ 343,715	$ 371,754
Total Other Assets	17,811,123		17,692,161	19,576,097	18,827,089	18,311,678
Total Assets	28,055,082		25,291,313	29,637,450	29,793,020	27,000,024
Current portion - operating lease liability	186,389		120,052		116,665	113,338
Total Current Liabilities	17,099,458		14,503,657	14,688,965	14,482,494	13,522,284
Operating lease liability, net	739,977		169,897		198,522	230,377
Total Long-term Liabilities	739,977		169,897	4,189,388	4,449,625	230,377
Total Liabilities	17,839,434		14,673,554	18,878,353	18,932,119	13,752,661
Accumulated Deficit	(42,408,062)		(40,512,019)	(34,478,253)	(37,806,731)	(37,872,197)
Total Stockholders' Equity	10,215,648	$ 11,162,329	10,617,759	10,759,097	10,860,901	13,247,363		$ 19,448,185
Total Liabilities and Stockholders' Equity	28,055,082		25,291,315	29,637,450	29,793,020	27,000,024
Interest expense	(163,741)	(142,554)	(694,926)	(729,896)
Total other income (expenses)			1,105,788	(3,402,554)
Loss before income taxes	(1,766,316)	(1,891,183)	(5,219,106)	(10,549,014)
Net loss	(1,788,208)	(1,859,972)	(5,607,763)	(16,897,516)
Net Income (loss) attributable to common stock holders	(1,896,043)	(1,965,677)	(6,033,766)	(19,480,701)
Total comprehensive loss	(1,931,546)	(1,946,963)	(6,060,751)	(19,430,579)
Comprehensive loss attributable to Company			$ (6,060,751)	(19,430,579)
Basic and diluted loss per share	$ (0.60)		$ (2.83)
Amortization of right of use asset	$ 3,681		$ 3,788
Net Cash Used in Operating Activities	(2,293,105)	$ (984,134)	(2,453,123)	$ (2,565,495)
As Previously Reported [Member]
Operating lease right of use asset, net
Total Other Assets	16,892,220		17,405,998		18,511,902	17,967,963
Total Assets	27,136,179		25,005,152		29,477,833	26,656,309
Current portion - operating lease liability
Total Current Liabilities	16,913,062		14,383,605		14,365,829	13,408,946
Operating lease liability, net
Total Long-term Liabilities					4,251,103
Total Liabilities	16,913,062		14,383,605		18,616,932	13,408,946
Accumulated Deficit	(42,400,593)		(40,508,231)		(37,806,731)	(37,872,197)
Total Stockholders' Equity	10,223,117		10,621,547		10,860,901	13,247,363
Total Liabilities and Stockholders' Equity	27,136,179		25,005,152		29,477,833	26,656,309
Interest expense	(160,060)		(691,138)
Total other income (expenses)	(160,060)		1,109,576
Loss before income taxes	(1,762,635)		(5,215,318)
Net loss	(1,784,527)		(5,603,975)
Net Income (loss) attributable to common stock holders	(1,892,362)		(6,029,978)
Total comprehensive loss	$ (1,927,865)		(6,056,963)
Comprehensive loss attributable to Company			$ (6,056,963)
Basic and diluted loss per share	$ (0.60)		$ (2.83)
Amortization of right of use asset
Net Cash Used in Operating Activities	(2,293,105)		(2,453,123)
Adjustments [Member]
Operating lease right of use asset, net	918,903				315,187	343,715
Total Other Assets	918,903				315,187	343,715
Total Assets	918,903				315,187	343,715
Current portion - operating lease liability	186,389				116,665	113,338
Total Current Liabilities	186,389				116,665	113,338
Operating lease liability, net	739,977				198,522	230,377
Total Long-term Liabilities	739,977				198,522	230,377
Total Liabilities	926,372				315,187	343,715
Accumulated Deficit	(7,469)
Total Stockholders' Equity	(7,469)
Total Liabilities and Stockholders' Equity	918,903				$ 315,187	$ 343,715
Interest expense	(3,681)		(3,788)
Total other income (expenses)	(3,681)		(3,788)
Loss before income taxes	(3,681)		(3,788)
Net loss	(3,681)		(3,788)
Net Income (loss) attributable to common stock holders	(3,681)		(3,788)
Total comprehensive loss	$ (3,681)		(3,788)
Comprehensive loss attributable to Company			$ (3,788)
Basic and diluted loss per share
Amortization of right of use asset			$ 3,788
Net Cash Used in Operating Activities